Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Restricted Cash and Cash Equivalents

(In millions of Korean won)	December 31, 2020	December 31, 2021	Description
Bank deposits	￦ 28,414	￦ 28,219	Deposit restricted for government project and others